Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

(dollars in thousands)	March 31, 2016	December 31, 2015
Buildings	$59,315	$59,315
Machinery and equipment	47,638	47,234
Computer software	11,936	11,641
Computer equipment	4,241	4,055
Furniture and fixtures	1,591	1,585
Leasehold improvements	1,405	1,413
Land improvements	493	493
Land	346	346
Buildings improvements	118	86
Construction in progress	3,499	3,673

	130,582	129,841
Accumulated depreciation and amortization	(16,840)	(14,681)

Total	$113,742	$115,160

Property, plant, and equipment consisted of the following at December 31:

(dollars in thousands)	2015	2014
Computer software	$11,641	$8,056
Computer equipment	4,055	3,589
Buildings	59,315	58,846
Machinery and equipment	47,234	44,702
Furniture and fixtures	1,585	1,429
Leasehold improvements	1,413	1,051
Buildings improvements	86	86
Land	346	346
Land improvements	493	784
Construction in progress	3,673	2,169

	129,841	121,058
Accumulated depreciation and amortization	(14,681)	(7,195)

Total	$115,160	$113,863